Non-financial assets and liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Current	$ 2,626	$ 4,060
Non-current	1,952	3,672
Lease liabilities included in the balance sheet	$ 4,578	$ 7,732